Business Concentrations (Details 1)	12 Months Ended
Dec. 31, 2013
Partnership Investment One [Member] | Rental [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage
Partnership Investment One [Member] | Interest [Member] | SQN AIF IV, GP LLC [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	80.00%
Partnership Investment Two [Member] | Interest [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	80.00%